Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2020
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Financial Statement Schedule I

Canadian Solar Inc.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2020 of $568,931, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2019	2020

	(In Thousands of U.S. Dollars, except
	share data)
ASSETS
Current assets:
Cash and cash equivalents	1,362	33,709
Restricted cash	950	1,316
Amounts due from subsidiaries	341,557	288,226
Derivative assets	—	1,111
Prepaid expenses and other current assets	9,846	22,672
Total current assets	353,715	347,034
Investment in subsidiaries	1,383,935	1,525,951
Investments in affiliates	2,483	5,322
Deferred tax assets	23,657	21,358
Other non-current assets	69,070	40,456
TOTAL ASSETS	1,832,860	1,940,121
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	—	80,000
Amounts due to related parties	340,502	—
Derivative liabilities	4,713	—
Other current liabilities	8,534	32,969
Total current liabilities	353,749	112,969
Convertible notes	—	223,214
Long-term borrowings	50,000	—
Deferred tax liabilities	22,936	20,169
Liability for uncertain tax positions	13,041	13,347
TOTAL LIABILITIES	439,726	369,699
Equity:
Common shares — no par value: unlimited authorized shares, 59,371,684 and 59,820,384 shares issued and outstanding at December 31, 2019 and 2020, respectively	703,806	687,033
Treasury stock, at cost, 609,516 and nil common shares as of December 31, 2019 and 2020, respectively	(11,845)	—
Additional paid-in capital	17,179	(28,236)
Retained earnings	793,601	940,304
Accumulated other comprehensive loss	(109,607)	(28,679)
TOTAL EQUITY	1,393,134	1,570,422
TOTAL LIABILITIES AND EQUITY	1,832,860	1,940,121

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2018	2019	2020

	(In Thousands of U.S. Dollars)
Net revenues	86,755	4,351	2,170
Cost of revenues	53,926	4,188	—
Gross profit	32,829	163	2,170
Operating expenses:
Selling and distribution expenses	2,518	1,727	2,174
General and administrative expenses	18,970	29,093	49,688
Research and development expenses	795	462	692
Other operating loss, net	77	—	—
Total operating expenses	22,360	31,282	52,554
Income (loss) from operations	10,469	(31,119)	(50,384)
Other income (expenses):
Interest expense	(9,170)	(3,005)	(9,628)
Interest income	32,370	25,272	30,536
Gain (loss) on change in fair value of derivatives, net	(2,671)	(5,193)	25,341
Foreign exchange gain (loss)	22,255	(11,318)	13,768
Investment loss	—	(116,879)	—
Other income (expenses), net:	42,784	(111,123)	60,017
Income (loss) before income taxes and equity in earnings of subsidiaries	53,253	(142,242)	9,633
Income tax benefit (expense)	(12,133)	5,230	(34,223)
Equity in earnings of subsidiaries	195,950	308,597	171,293
Net income	237,070	171,585	146,703

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

	Years Ended December 31,
	2018	2019	2020

	(In Thousands of U.S. Dollars)
Net income	237,070	171,585	146,703
Other comprehensive income (loss) (net of tax of nil)	(56,115)	542	80,928
Comprehensive income	180,955	172,127	227,631

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2019	2020

	(In Thousands of U.S. Dollars)
Operating activities:
Net income	237,070	171,585	146,703
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	21	154	156
Accretion of convertible notes	—	—	388
Loss on disposal of subsidiaries	—	116,879	—
Loss (gain) on change in fair value of derivatives	2,671	5,193	(25,341)
Allowance for credit losses	(212)	(83)	357
Equity in earnings of subsidiaries	(195,950)	(308,597)	(171,293)
Share-based compensation	10,259	10,682	12,350
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(184,755)	(43,630)	287,865
Prepaid expenses and other current assets	(7,778)	17,012	(13,183)
Other non-current assets	(149)	(1,158)	28,459
Amounts due to related parties	15,598	183,675	(340,502)
Other current liabilities	(22,058)	(2,707)	31,809
Liability for uncertain tax positions	6,008	408	306
Net deferred tax assets	9,230	(1,292)	(468)
Net settlement of derivatives	21,450	(11,125)	19,517
Net cash provided by (used in) operating activities	(108,595)	136,996	(22,877)
Investing activities:
Investments in subsidiaries	(1,051)	(36,146)	(126,487)
Investments in affiliates	—	(2,483)	(2,766)
Funding of loans to subsidiaries	(94,000)	(40,600)	(264,848)
Repayment of loans from subsidiaries	375,635	12,809	20,485
Net cash provided by (used in) investing activities	280,584	(66,420)	(373,616)
Financing activities:
Proceeds from (repayment of) short-term borrowings	(151,000)	—	30,000
Proceeds from long-term borrowings	—	50,000	—
Proceeds from changes in ownership interests in subsidiaries without change of control	—	—	224,553
Net proceeds from issuance of convertible notes	—	—	222,826
Payments for repurchase of convertible notes	—	(127,500)	—
Payments for repurchase of common shares	—	(11,845)	(5,963)
Proceeds from exercise of stock options	769	875	1,035
Net cash provided by (used in) financing activities	(150,231)	(88,470)	472,451

Effect of exchange rate changes	(29,618)	11,110	(43,246)

Net increase (decrease) in cash and cash equivalents	(7,860)	(6,784)	32,712

Cash and cash equivalents at the beginning of the year	16,957	9,097	2,313
Cash and cash equivalents at the end of the year	9,097	2,313	35,025

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	10,154	4,644	7,966